Note 11 - Shareholders' Equity (Details Textual) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 14, 2016	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 12, 2017	Sep. 01, 2017	Oct. 17, 2016	Sep. 15, 2016	Sep. 30, 2015
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.42	$ 3.68	$ 6.19					$ 8.92
Class of Warrant or Right, Granted During Period		1,400,000	5,825,000	1,750,000
Class of Warrant or Right, Granted During Period, Exercise Price		$ 1.50	$ 1.81	$ 2.14
Warrants to Purchase Additional Shares [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.25				$ 1.25
Strategic Capital Partners [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.50
Strategic Capital Partners [Member] | Warrants to Purchase Additional Shares [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3
Fair Value Assumptions, Expected Term	4 years
Fair Value Assumptions, Expected Volatility Rate	100.00%
Fair Value Assumptions, Risk Free Interest Rate	0.96%
Fair Value Assumptions, Exercise Price	$ 3
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Minimum [Member] | Strategic Capital Partners [Member] | Warrants to Purchase Additional Shares [Member]
Fair Value Assumptions, Expected Term		3 years
Fair Value Assumptions, Expected Volatility Rate		163.00%
Fair Value Assumptions, Risk Free Interest Rate		1.73%
Fair Value Assumptions, Exercise Price		$ 1.74
Maximum [Member] | Strategic Capital Partners [Member] | Warrants to Purchase Additional Shares [Member]
Fair Value Assumptions, Expected Term		5 years
Fair Value Assumptions, Expected Volatility Rate		176.00%
Fair Value Assumptions, Risk Free Interest Rate		2.00%
Fair Value Assumptions, Exercise Price		$ 4.09
Sale Leaseback to MMP [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1		$ 1
Equity Line Agreement [Member]
Purchase Price of Weighted Average Price of Common Stock					90.00%	90.00%
Percentage of Closing Price of Common Stock					75.00%	75.00%
Mountain States Capital, LLC [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 10,000,000	$ 10,000,000
Line of Credit Facility, Current Borrowing Capacity					$ 500,000	$ 500,000